Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	Nov. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 18, 2025
Summary of Significant Accounting Policies [Abstract]
Credit losses		$ 0	$ 0	$ 0	$ 0
Depreciation of property and equipment				$ 5,000
Estimated useful lives		5 years		5 years
Impairment
Leases term		12 months		12 months
Right-of-use lease liabilities term		12 months		12 months
Payments	$ 1
Payment received		$ 2,000,000
Revenue		$ 196,000
Tax benefit				50.00%
Public and private warrants (in Shares)		15,675,000		15,675,000
Exercisable per share (in Dollars per share)		$ 11.5		$ 11.5		$ 11.5
Warrants forfeited (in Shares)		20,017	20,017	20,017	20,017
Net total warrants outstanding (in Shares)		15,654,983		15,654,983
Incurred acquisition		$ 243,230
Integration costs				$ 1,154,857